UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI

Nuveen Real Asset Income and Growth Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 137.5% (97.5% of Total Investments)

	COMMON STOCKS – 60.2% (42.7% of Total Investments)

	Air Freight & Logistics – 1.6%

76,467	BPost SA	$2,124,393
14,837	Oesterreichische Post AG	603,230
	Total Air Freight & Logistics	2,727,623

	Commercial Services & Supplies – 0.0%

1,199	Covanta Holding Corporation	20,215

	Diversified Telecommunication Services – 1.6%

1,328,242	HKBN Limited	1,636,898
389,431	Singapore Telecommunications Limited	1,103,703
	Total Diversified Telecommunication Services	2,740,601

	Electric Utilities – 8.6%

64,710	Alupar Investimento SA	264,912
1,099,855	AusNet Services	1,256,210
12,289	Avangrid Inc.	492,912
12,521	Brookfield Infrastructure Partners LP	527,510
493,998	Contact Energy Limited	1,707,257
26,686	Duke Energy Corporation	2,153,026
18,413	Energias de Portugal, S.A.	65,496
27,190	Endesa S.A, (2)	521,949
2,734	Hafslund ASA, Class B Shares	21,807
1,235,241	HK Electric Investments Limited, 144A	1,085,982
713,186	Infratil Limited	1,616,890
51,571	Power Assets Holdings Limited	527,853
26,190	Scottish and Southern Energy PLC	561,221
20,083	Southern Company	1,038,894
1,445,945	Spark Infrastructure Group	2,294,366
138,390	Transmissora Alianca de Energia Eletrica SA	775,152
	Total Electric Utilities	14,911,437

	Gas Utilities – 3.0%

6,666	AmeriGas Partners, LP	289,771
11,724	Enagas	352,396
742,454	Snam Rete Gas S.p.A	4,650,835
	Total Gas Utilities	5,293,002

	Independent Power & Renewable Electricity Producers – 1.9%

6,633	Brookfield Renewable Energy Partners LP	198,658
35,271	NextEra Energy Partners LP	959,018
9,073	Pattern Energy Group Inc.	173,022
513,808	Renewables Infrastructure Group Limited	752,715
104,222	Saeta Yield S.A, (2)	1,036,513
13,903	TransAlta Renewables Inc.	135,417
	Total Independent Power & Renewable Electricity Producers	3,255,343

	Multi-Utilities – 6.2%

53,750	CenterPoint Energy, Inc., (3)	1,124,450
1,056,795	Duet Group, (4)	1,846,997
31,640	Engie	491,083
60,835	National Grid PLC, Sponsored ADR	4,344,835
478,203	Redes Energeticas Nacionais SA	1,568,232
639,568	Vector Limited	1,449,988
	Total Multi-Utilities	10,825,585

Nuveen Investments	1

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 3.1%

49,067	Enbridge Energy Partners LP	$898,907
35,916	Enbridge Income Fund Holdings Inc.	818,567
125,602	Enterprise Products Partnership LP	3,092,321
742	TC Pipelines LP	35,779
87,703	Veresen Inc.	592,227
	Total Oil, Gas & Consumable Fuels	5,437,801

	Real Estate Investment Trust – 24.1%

306,654	AEW UK REIT PLC	419,511
18,723	Agree Realty Corporation	720,274
141,822	Armada Hoffler Properties Inc.	1,595,498
466,880	Ascendas Real Estate Investment Trust	827,869
47,231	Blackstone Mortgage Trust Inc., Class A	1,268,625
42,510	CapitaMall Trust	65,917
10,210	Care Capital Properties, Inc.	274,036
53,475	CareTrust REIT Inc.	679,133
92,234	City Office REIT, Inc.	1,051,468
58,003	Colony Financial Inc., Class A	972,710
66,348	Crombie Real Estate Investment Trust	718,270
7,326	Digital Realty Trust Inc.	648,278
47,177	Easterly Government Properties, Inc.	873,718
1,964	Entertainment Properties Trust	130,842
23,182	Equity Residential, (3)	1,739,345
20,629	Eurocommercial Properties NV	965,475
101,683	Fortune REIT	108,927
1,262,272	Frasers Centrepoint Trust	1,873,016
48,445	Gaming and Leisure Properties Inc., (WI/DD)	1,497,919
51,899	Independence Realty Trust	369,521
92,763	InnVest Real Estate Investment Trust	373,552
717,591	Keppel DC REIT	564,341
95,568	Killam Apartment Real Estate I	861,676
21,190	Lexington Corporate Properties Trust	182,234
109,552	Liberty Property Trust	3,665,610
23,762	LTC Properties Inc.	1,074,993
1,608,155	Mapletree Greater China Commercial Trust	1,139,435
229,015	Mapletree Logistics Trust	171,610
1,998	Monmouth Real Estate Investment Corporation	23,756
8,673	New Senior Investment Group Inc.	89,332
1,423	Omega Healthcare Investors Inc.	50,232
79,799	OneREIT	209,520
393,637	Parkway Life Real Estate Investment Trust	697,995
204,658	Physicians Realty Trust, (3)	3,802,546
453,261	Plaza Retail REIT	1,633,310
403,670	Prologis Property Mexico SA de CV	641,119
116,409	Pure Industrial Real Estate Trust	426,646
3,163	Sabra Health Care Real Estate Investment Trust Inc.	63,545
25,012	Smart Real Estate Investment Trust	653,442
46,075	STAG Industrial Inc.	938,087
50,510	Starwood Property Trust Inc.	956,154
4,208	STORE Capital Corporation	108,903
587,519	TF Administradora Industrial S de RL de CV	1,092,258
152,315	Tritax Big Box REIT PLC	294,235
11,451	Universal Health Realty Income Trust	644,119
17,103	Urstadt Biddle Properties Inc., Class A	358,308
5,703	Ventas Inc.	359,061
142,158	VEREIT, Inc.	1,260,941
8,724	Welltower Inc.	604,922
30,839	Wereldhave NV	1,724,757
42,141	WPT Industrial Real Estate Investment Trust	442,481
	Total Real Estate Investment Trust	41,909,472

	Road & Rail – 0.3%

101,781	MTR Corporation	501,863

2	Nuveen Investments

Shares	Description (1)			Value

	Transportation Infrastructure – 9.4%

769,673	China Merchants Holdings Pacific Limited			$468,251
498,727	Cosco Pacific Limited			655,767
4,019,528	Hopewell Highway Infrastructure Limited			1,984,543
3,124,425	Hutchison Port Holdings Trust			1,562,213
117,388	Jiangsu Expressway Company Limited			158,286
132	Kobenhavns Lufthavne			77,404
16,293	Macquarie Infrastructure Corporation, (3)			1,098,800
639,056	Sydney Airport			3,277,220
814,669	Transurban Group			7,087,901
	Total Transportation Infrastructure			16,370,385

	Water Utilities – 0.4%

401,457	Inversiones Aguas Metropolitanas SA			623,310
	Total Common Stocks (cost $96,013,048)			104,616,637

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 8.7% (6.2% of Total Investments)

	Electric Utilities – 2.7%

27,526	Exelon Corporation	6.500%	BB+	$1,355,105
50,847	NextEra Energy Inc.	6.371%	BBB	3,104,209
4,478	NextEra Energy Inc.	5.799%	BBB	272,710
	Total Electric Utilities			4,732,024

	Gas Utilities – 0.2%

6,181	Laclede Group, Inc., (4)	6.750%	N/R	371,725

	Multi-Utilities – 1.1%

5,057	Black Hills Corp	7.750%	N/R	342,561
28,679	Dominion Resources Inc.	6.375%	Baa3	1,442,554
	Total Multi-Utilities			1,785,115

	Oil, Gas & Consumable Fuels – 0.3%

10,466	Anadarko Petroleum Corporation	7.500%	N/R	356,681
4,768	Kinder Morgan Inc. Delaware	9.750%	N/R	215,037
	Total Oil, Gas & Consumable Fuels			571,718

	Real Estate Investment Trust – 4.4%

42,815	Alexandria Real Estate Equities Inc., (4)	7.000%	Baa3	1,252,339
27,984	American Tower Corporation	5.500%	N/R	2,886,550
48,041	EPR Properties Inc.	9.000%	BB	1,681,435
13,542	EPR Properties Inc.	5.750%	BB	351,550
9,511	Equity Commonwealth	6.500%	Ba1	237,490
706	FelCor Lodging Trust Inc., Series A.	1.950%	CCC	17,798
3,772	Lexington Corporate Properties Trust, Series B	6.500%	N/R	180,528
16,692	Ramco-Gershenson Properties Trust	7.250%	N/R	1,088,319
	Total Real Estate Investment Trust			7,696,009
	Total Convertible Preferred Securities (cost $13,979,881)			15,156,591

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 34.2% (24.2% of Total Investments)

	Banks – 0.2%

10,845	Wells Fargo REIT	6.375%	BBB+	$292,056

Nuveen Investments	3

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Electric Utilities – 8.2%

7,138	APT Pipelines Limited, (4)	6.840%	N/R	$558,162
76,960	Entergy Arkansas Inc., (4)	6.450%	Baa3	1,928,810
39,158	Entergy New Orleans, Inc.	5.500%	A–	996,180
35,709	Entergy Texas Inc.	5.625%	A–	955,930
47,684	Integrys Energy Group Inc., (4)	6.000%	Baa1	1,256,178
15,559	NextEra Energy Inc.	5.700%	BBB	403,600
26,357	NextEra Energy Inc.	5.625%	BBB	674,739
41,301	NextEra Energy Inc.	5.000%	BBB	1,050,284
41,809	Pacific Gas & Electric Corporation	6.000%	BBB+	1,254,270
111,661	PPL Capital Funding, Inc.	5.900%	BBB	2,962,366
45,636	SCE Trust I	5.625%	Baa1	1,164,174
39,248	SCE Trust V	5.450%	Baa1	1,045,959
	Total Electric Utilities			14,250,652

	Multi-Utilities – 0.2%

15,403	DTE Energy Company	5.250%	Baa1	396,319

	Oil, Gas & Consumable Fuels – 0.2%

16,547	Nustar Logistics Limited Partnership	7.625%	Ba2	373,962

	Real Estate Investment Trust – 25.4%

3,399	American Homes 4 Rent	5.500%	N/R	89,224
22,750	American Homes 4 Rent	5.000%	N/R	602,648
27,909	American Homes 4 Rent	5.000%	N/R	771,684
13,385	Apartment Investment & Management Company	6.875%	BB	365,812
16,867	Apollo Commercial Real Estate Finance	8.625%	N/R	425,217
30,221	Arbor Realty Trust Incorporated	7.375%	N/R	753,107
25,392	CBL & Associates Properties Inc.	7.375%	BB	628,452
88,953	CBL & Associates Properties Inc.	6.625%	BB	2,133,983
111,655	Cedar Shopping Centers Inc., Series A	7.250%	N/R	2,828,221
33,395	Chesapeake Lodging Trust	7.750%	N/R	877,287
57,037	Colony Financial Inc.	7.125%	N/R	1,259,377
20,760	Colony Financial Inc.	8.500%	N/R	520,868
18,533	Colony Financial Inc.	7.500%	N/R	450,352
27,481	Coresite Realty Corporation	7.250%	N/R	714,506
31,165	Corporate Office Properties Trust	7.375%	BB	810,290
18,301	DDR Corporation	6.500%	Baa3	474,911
81,243	Digital Realty Trust Inc.	6.350%	Baa3	2,096,069
12,511	EPR Properties Inc.	6.625%	Baa3	327,788
15,509	Equity Commonwealth	7.250%	Ba1	394,239
450	Equity Lifestyle Properties Inc.	6.750%	N/R	11,619
50,762	General Growth Properties	6.375%	N/R	1,314,736
54,271	Gramercy Property Trust	7.125%	N/R	1,411,046
36,339	Hersha Hospitality Trust	8.000%	N/R	914,289
48,703	Hersha Hospitality Trust	6.875%	N/R	1,326,183
489	Inland Real Estate Corporation, (4)	8.125%	N/R	12,328
75,611	Inland Real Estate Corporation, (4)	6.950%	N/R	1,898,592
47,668	Investors Real Estate Trust	7.950%	N/R	1,247,948
295	LaSalle Hotel Properties	7.500%	N/R	7,475
3,072	LaSalle Hotel Properties	6.375%	N/R	78,336
7,954	Monmouth Real Estate Investment Corp	7.875%	N/R	208,872
3,154	Northstar Realty Finance Corporation	8.875%	N/R	75,538
22,480	Northstar Realty Finance Corporation	8.750%	N/R	507,823
11,583	Pebblebrook Hotel Trust	8.000%	N/R	298,610
87,648	Pebblebrook Hotel Trust	6.500%	N/R	2,233,272
13,444	Post Properties, Inc., Series A	8.500%	Baa3	833,662
14,612	Rait Financial Trust	7.125%	N/R	333,154
23,793	Saul Centers, Inc.	6.875%	N/R	631,704
2,733	STAG Industrial Inc.	9.000%	BB+	71,058
37,828	STAG Industrial Inc.	6.875%	BB+	1,000,172
10,173	Summit Hotel Properties Inc.	9.250%	N/R	268,567
52,476	Summit Hotel Properties Inc.	7.875%	N/R	1,364,376
79,214	Summit Hotel Properties Inc.	7.125%	N/R	2,052,435

4	Nuveen Investments

Shares		Description (1)	Coupon		Ratings (5)	Value

		Real Estate Investment Trust (continued)

610		Sun Communities Inc.	7.125%		N/R	$15,921
54,841		Sunstone Hotel Investors Inc.	6.950%		N/R	1,439,576
43,563		Taubman Centers Incorporated, Series K	6.250%		N/R	1,105,193
53,809		Taubman Centers Incorporated., Series J	6.500%		N/R	1,372,668
8,099		Terreno Realty Corporation	7.750%		BB	210,169
32,911		UMH Properties Inc.	8.000%		N/R	862,268
35,399		Urstadt Biddle Properties	7.125%		N/R	934,534
69,626		Urstadt Biddle Properties	6.750%		N/R	1,831,164
3,840		VEREIT, Inc.	6.700%		N/R	97,267
24,535		WP GLIMCHER, Inc.	7.500%		Ba1	637,910
38,897		WP GLIMCHER, Inc.	6.875%		Ba1	986,039
		Total Real Estate Investment Trust				44,118,539
		Total $25 Par (or similar) Retail Preferred (cost $57,673,554)				59,431,528

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CORPORATE BONDS – 20.6% (14.6% of Total Investments)

		Commercial Services & Supplies – 2.3%

$980		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$999,501
840		Casella Waste Systems Inc.	7.750%	2/15/19	B	852,075
1,275		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,236,750
283	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	217,902
695		GFL Environmental Corporation, 144A	9.875%	2/01/21	B	722,800
		Total Commercial Services & Supplies				4,029,028

		Construction & Engineering – 0.5%

430		AECOM Technology Corporation	5.875%	10/15/24	BB–	445,050
3,500	NOK	VV Holding AS, 144A	6.360%	7/10/19	N/R	372,361
		Total Construction & Engineering				817,411

		Consumer Finance – 0.3%

580		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	556,800

		Diversified Telecommunication Services – 1.5%

1,025		CyrusOne LP Finance	6.375%	11/15/22	B+	1,063,437
1,065		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	1,086,300
425		SBA Communications Corporation	4.875%	7/15/22	B	430,313
		Total Diversified Telecommunication Services				2,580,050

		Electric Utilities – 0.2%

475		Intergen NV, 144A	7.000%	6/30/23	B+	324,188

		Energy Equipment & Services – 0.4%

615		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	428,963
360		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B–	259,200
		Total Energy Equipment & Services				688,163

		Gas Utilities – 1.3%

515		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	527,875
877		Ferrellgas LP	6.750%	1/15/22	B+	778,338
465		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	432,450
585		Suburban Propane Partners LP	5.750%	3/01/25	BB–	558,675
		Total Gas Utilities				2,297,338

		Health Care Equipment & Supplies – 0.3%

530		Tenet Healthcare Corporation	8.125%	4/01/22	B3	543,732

Nuveen Investments	5

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Health Care Providers & Services – 2.7%

$730		Acadia Healthcare	5.625%	2/15/23	B	$742,774
465		Community Health Systems, Inc.	6.875%	2/01/22	B+	419,663
720		HCA Inc.	5.375%	2/01/25	BB	727,877
605		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	596,681
795		Kindred Healthcare Inc.	6.375%	4/15/22	B2	716,494
725		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	759,293
734		Select Medical Corporation	6.375%	6/01/21	B–	693,630
		Total Health Care Providers & Services				4,656,412

		Independent Power & Renewable Electricity Producers – 0.4%

795		GenOn Energy Inc.	9.500%	10/15/18	B–	580,350

		Internet Software & Services – 0.5%

870		Equinix Inc.	5.750%	1/01/25	BB	915,675

		IT Services – 0.5%

910		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	908,289

		Marine – 0.2%

585		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B2	377,325

		Media – 0.4%

690		Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	724,500

		Multi-Utilities – 0.6%

700	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	964,154

		Oil, Gas & Consumable Fuels – 3.0%

915		Calumet Specialty Products	7.625%	1/15/22	B	631,350
340		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	255,000
655		Energy Transfer Equity LP	5.500%	6/01/27	BB+	522,363
510		Gibson Energy, 144A	6.750%	7/15/21	BB	469,200
435		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	324,075
615		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	533,513
667		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	403,535
255		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	150,450
475		Northern Tier Energy LLC	7.125%	11/15/20	BB–	465,500
270		PBF Holding Company LLC	8.250%	2/15/20	BBB–	279,450
665		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	447,213
540		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	529,200
335		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	262,975
		Total Oil, Gas & Consumable Fuels				5,273,824

		Real Estate Investment Trust – 2.8%

730		Corporate Office Properties LP	5.000%	7/01/25	BBB–	736,469
610		Corrections Corporation of America	5.000%	10/15/22	Baa3	635,925
1,030		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	1,055,750
585		Geo Group Inc.	5.875%	10/15/24	BB–	590,118
975		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	928,740
855		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	825,075
		Total Real Estate Investment Trust				4,772,077

		Real Estate Management & Development – 0.9%

615		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	564,263
1,070		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,045,924
		Total Real Estate Management & Development				1,610,187

		Road & Rail – 0.3%

590		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	575,250

6	Nuveen Investments

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Software – 0.5%

$880		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	$829,400

		Transportation Infrastructure – 0.4%

615		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	630,375

		Wireless Telecommunication Services – 0.6%

1,140		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,073,737
		Total Corporate Bonds (cost $38,509,063)				35,728,265

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CONVERTIBLE BONDS – 0.9% (0.6% of Total Investments)

		Multi-Utilities – 0.6%

$1,005		Dominion Resources Inc.	5.750%	10/01/54	BBB–	$963,795

		Oil, Gas & Consumable Fuels – 0.3%

985		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	509,738
$1,990		Total Convertible Bonds (cost $1,983,001)				1,473,533

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.8% (7.0% of Total Investments)

		Electric Utilities – 5.0%

$1,490		AES Gener SA, 144A	8.375%	12/18/73	BB	$1,523,525
600	GBP	Electricite de France S.A, Reg S	6.000%	N/A (7)	Baa1	785,455
360		Electricite de France, 144A	5.625%	N/A (7)	Baa1	329,400
556		Electricite de France, 144A	5.250%	N/A (7)	Baa1	508,740
1,290		Enel SpA, 144A	8.750%	9/24/73	BBB–	1,435,125
900	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	1,001,067
595		FPL Group Capital Inc.	6.350%	10/01/66	BBB	438,813
1,865	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	2,775,715
		Total Electric Utilities				8,797,840

		Energy Equipment & Services – 2.2%

3,215		Transcanada Trust	5.625%	5/20/75	BBB	2,831,290
890	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	960,724
		Total Energy Equipment & Services				3,792,014

		Multi-Utilities – 0.7%

915	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	1,189,322

		Oil, Gas & Consumable Fuels – 1.0%

1,675		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	1,698,450

		Transportation Infrastructure – 0.1%

250	EUR	Eurogate GmbH	6.750%	N/A (7)	N/R	289,738

		Water Utilities – 0.8%

905	GBP	Pennon Group PLC, Reg S	6.750%	N/A (7)	N/R	1,343,926
		Total $1,000 Par (or similar) Institutional Preferred (cost $17,792,872)				17,111,290

Nuveen Investments	7

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1), (8)			Value

	INVESTMENT COMPANIES – 3.1% (2.2% of Total Investments)

913,764	John Laing Infrastructure Fund			$1,584,058
8,365,579	Keppel Infrastructure Trust			3,072,272
529,755	Starwood European Real Estate Finance Limited			806,512
	Total Investment Companies (cost $5,550,561)			5,462,842
	Total Long-Term Investments (cost $231,501,980)			238,980,686

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5% (2.5% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.5% of Total Investments)

$6,142	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $6,142,357, collateralized by $5,745,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $6,269,231	0.030%	4/01/16	$6,142,352
	Total Short-Term Investments (cost $6,142,352)			6,142,352
	Total Investments (cost $237,644,332) – 141.0%			245,123,038
	Borrowings – (39.6)% (9), (10)			(68,900,000)
	Other Assets Less Liabilities – (1.4)% (11)			(2,339,651)
	Net Assets – 100%			$173,883,387

Investments in Derivatives as of March 31, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$29,250,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(817,806)	$(957,420)
JPMorgan Chase Bank, N.A.	29,250,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(1,471,952)	(1,667,286)
	$58,500,000								$(2,289,758)	$(2,624,706)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$102,769,640	$1,846,997	$—	$104,616,637
Convertible Preferred Securities	13,532,527	1,624,064	—	15,156,591
$25 Par (or similar) Retail Preferred	53,777,458	5,654,070	—	59,431,528
Corporate Bonds	—	35,728,265	—	35,728,265
Convertible Bonds	—	1,473,533	—	1,473,533
$1,000 Par (or similar) Institutional Preferred	—	17,111,290	—	17,111,290
Investment Companies	5,462,842	—	—	5,462,842

Short-Term Investments:
Repurchase Agreements	—	6,142,352	—	6,142,352

Investments in Derivatives:
Interest Rate Swaps*	—	(2,624,706)	—	(2,624,706)
Total	$175,542,467	$66,955,865	$—	$242,498,332
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$47,038,330	$—	$—	$(47,038,330)	$—	$—
$25 Par (or similar) Retail Preferred	—	(1,910,920)	1,910,920	—	—	—
	$47,038,330	$(1,910,920)	$1,910,920	$(47,038,330)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $239,100,072.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$15,703,861
Depreciation	(9,680,895)
Net unrealized appreciation (depreciation) of investments	$6,022,966

Nuveen Investments	9

JRI	Nuveen Real Asset Income and Growth Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub–classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub–classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Perpetual security. Maturity date is not applicable.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of total investments is 28.1%.

(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $146,043,345 have been pledged as collateral for Borrowings.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

NOK	Norwegian Krone

USD-LIBOR-ICE	United States Dollar – London Inter–Bank Offered Rate – Intercontinental Exchange

10	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016